Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax

NOTE 14 – Income Tax

The Company’s net deferred tax assets/(liabilities) consisted of the effects of temporary differences attributable to the following:

(In thousands)	December 31, 2024	December 31, 2023
Organizational costs/startup expenses	$1,432	$1,031
Deferred revenue	23	41
Section 174 - software development cost	2,187	1,097
Stock based compensation	453	164
Research credits	-	-
Other accruals	16	50
Fixed assets	-	-
Other	2	-
Net operating loss carryforward	4,894	2,202

Total deferred tax asset	9,008	4,585
Less: Valuation allowance	(5,498)	(871)

Deferred tax asset, net of valuation allowance	$3,510	$3,714

	December 31, 2024	December 31, 2023
Intangibles	$(3,508)	$(4,338)
Property, plant & equipment	(2)	(13)
Other		-
Capitalized research		-
Total deferred tax liabilities	(3,510)	(4,351)

Net Deferred Tax Asset (Liability)	$-	$(637)

The income tax provision consists of the following for the years ended December 31, 2024, and 2023:

	Year ended December 31, 2024	Period from March 15, 2023 to December 31, 2023	Period from January 1, 2023 to March 14, 2023
Foreign
Current	$-	$-	$-
Deferred	-	-	4,054

Federal
Current	-	(7)	-
Deferred	(5,824)	(2,154)	(637)

State and Local
Current	2	19	-
Deferred	(164)	(506)	(273)
	(5,986)	(2,648)	3,144

Change in valuation allowance	5,350	(924)	(3,144)
Income tax expense/(benefit)	$(637)	$(3,572)	$-

As of December 31, 2024, the Company has U.S. federal and state net operating loss carryover of approximately $7,494 thousand and $4,424 thousand respectively and Canada net operating loss carryover of approximately $11,353 thousand. The federal NOLs generated through 2017 which if unutilized will expire by the year 2037 and the federal NOLs generated after 2017 will be carried forward indefinitely whereas the state NOLs if unutilized will expire based on the state statutes.

The Canada NOLs which if able to be utilized will be carried forward through 2042. The Income Tax Act (Canada), or the “Canadian Tax Act”, and equivalent provincial income tax legislation may restrict the Company’s ability to carry forward non-capital losses from preceding tax years upon an acquisition of control.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realization of deferred tax assets, management considers, whether it is “more likely than not”, that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Deferred income tax is presented under noncurrent liabilities and in other assets in the consolidated balance sheet as of December 31, 2024, and 2023, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the projected future taxable income and availability of taxable temporary differences in making this assessment. After consideration of all the information available, management believes that positive evidence does not outweighs the negative evidence and thus it is more likely than not that the benefit from deferred tax asset may not be realized in foreseeable future. In view of this, valuation allowance has been created as at December 31, 2024.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as interest expense and as a component of income tax expense. There were no amounts accrued for interest or penalties for the years ended December 31, 2024, and 2023. Management does not expect any material changes in its unrecognized tax benefits in the next year.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024, and 2023 are as follows:

	Successor		Predecessor
	Year ended December 31, 2024	Period from March 15, 2023 to December 31, 2023	Period from January 1, 2023 to March 14, 2023
Statutory federal income tax rate	21.00%	21.00%	21.00%
Incentive stock options	-%	-%	(0.30)%
Change in fair value of derivative warrant liabilities	(3.52)%	(2.18)%	-%
Goodwill impairment loss	-%	(14.34)%	-%
US-Foreign income tax rate difference	%	-%	1.30%
Permanent difference	(2.04)%	0.22%	0.07%
Cancellation of debt income	%	-%	(101.38)%
Rate differential on foreign earnings	0.44%	0.24%	-%
State taxes, net of federal tax benefit	(0.24)%	0.93%	3.49%
Current federal tax true-up	(1.27)%	0.01%	-%
Provision to return adjustments	%	-%	-%
Deferred only adjustment	%	-%	4.80%
Other	%	-%	(0.35)%
Valuation allowance	(11.20)%	0.88%	71.31%
Income tax provision	3.17%	6.76%	-%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions as well as in foreign jurisdictions and is subject to examination by the various taxing authorities.

The Company recorded an income tax benefit/expense of approximately $637 thousand for the year ended December 31, 2024 (Successor).

The effective tax rate for the year ended December 31, 2024 (Successor) was 3.17%. The income tax benefit for the year ended December 31, 2024 (Successor) is a result of the reversal of deferred tax liability attributable to acquired intangible assets from the Business Combination. The company believes that positive evidence does not outweighs the negative evidence and thus it is more likely than not that the benefit from deferred tax asset may not be realized in foreseeable future. In view of this, valuation allowance has been created as of December 31, 2024.

Uncertain Tax Positions

The Company records tax positions as liabilities and adjusts these liabilities when its judgment changes because of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the recognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2024, and the period March 15, 2023, to December 31, 2023 (Successor) the Company has not recorded any liabilities for uncertain tax positions in its consolidated financial statements.

The Company records interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of December 31, 2024 and the period March 15, 2023 to December 31, 2023 (Successor), no accrued interest or penalties are recorded on the balance sheets, and the Company has not recorded any related expenses. The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examinations by federal, foreign, and state and local jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years currently open under statute range from 2021 to the present in the U.S. and from 2020 to the present in its foreign operations. To the extent the Company has tax attribute carryforwards, the tax years in which those attributes were generated may remain subject to adjustment upon examination by the Internal Revenue Service, state and local tax authorities, and non-U.S. tax authorities—including those in Canada and the Philippines—if and when the attributes are utilized in a future period.

Following the acquisition, the Company transitioned its Canadian operations from a client-facing business to a cost center. A formal transfer pricing study between the U.S. and Canada has not been performed, and as such, there may be a potential for a Canadian tax liability. However, based on currently available information, management believes that any such liability would not be material to the financial statements as a whole.